Retirement Benefit Plans	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Retirement Benefit Plans
22.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plans

1)	The pension plan under the ROC Labor Pension Act (“LPA”) for the Group’s ROC resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in Taiwan makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	The subsidiaries located in China, U.S.A., Malaysia, Singapore and Mexico also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)	The Company and its subsidiaries in Taiwan joined the defined benefit pension plan under the ROC Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in Taiwan make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in Taiwan assess the balance in the pension fund. If the amount of the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in Taiwan are required to fund the difference in one appropriation that should be made before the end of March of the next year. Pension contributions are deposited in the Bank of Taiwan in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)	ASE Japan has a pension plan under which eligible employees with more than ten years of service are entitled to receive pension benefits based on their length of service and salaries at the time of termination of employment. ASE Japan makes contributions based on a certain amount of pension cost to employees.

ASE Korea also has a pension plan under which eligible employees and directors with more than one year of service are entitled to receive a lump-sum payment upon termination of their service with ASE Korea, based on their length of service and salaries at the time of termination. ASE Korea makes contributions based on a certain percentage of pension cost to an external financial institution administered by the management and in the names of employees.

3)	ASE Inc., ASE Test, Inc. and ASE Electronics Inc. maintain pension plans for executive managers. Pension costs under the plans were NT$2,302 thousand, NT$6,872 thousand and NT$3,171 thousand (US$107 thousand) for the years ended December 31, 2015, 2016 and 2017, respectively. Pension payments were NT$2,549 thousand for the year ended December 31, 2015 and were both nil for the years ended December 31, 2016 and 2017. As of December 31, 2016 and 2017, accrued pension liabilities for executive managers were NT$206,467 thousand and NT$209,637 thousand (US$7,073 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$8,389,884	$7,910,638	$266,891
Fair value of plan assets	(4,417,367)	(4,341,373)	(146,470)
Present value of unfunded defined benefit obligation	3,972,517	3,569,265	120,421
Recorded under other payables	(22,273)	(24,638)	(831)
Recorded under other current assets	15,542	182,421	6,154

Net defined benefit liability	$3,965,786	$3,727,048	$125,744

Movements in net defined benefit liability (asset) were as follows:

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Balance at January 1, 2015	$7,674,293	$(3,502,487)	$4,171,806

Service cost
Current service cost	335,655	-	$335,655
Net interest expense (income)	183,889	(108,356)	75,533
Recognized in profit or loss	519,544	(108,356)	411,188

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	12,426	12,426
Actuarial loss arising from changes in financial assumptions	309,695	-	309,695
Actuarial gain arising from experience adjustments	(243,363)	-	(243,363)
Actuarial gain arising from changes in demographic assumptions	(15,847)	-	(15,847)
Recognized in other comprehensive income	50,485	12,426	62,911

Contributions from the employer	-	(611,581)	(611,581)
Benefits paid from the pension fund	(192,928)	192,928	-
Benefits paid from the Group	(43,088)	-	(43,088)
Exchange differences on foreign plans	(34,630)	43,341	8,711

Balance at December 31, 2015	7,973,676	(3,973,729)	3,999,947
Service cost
Current service cost	329,838	-	329,838
Net interest expense (income)	167,111	(109,080)	58,031
Recognized in profit or loss	496,949	(109,080)	387,869

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	54,549	54,549
Actuarial loss arising from changes in financial assumptions	156,193	-	156,193
Actuarial loss arising from experience adjustments	200,723	-	200,723
Actuarial loss arising from changes in demographic assumptions	5,716	-	5,716
Recognized in other comprehensive income	362,632	54,549	417,181

Contributions from the employer	-	(807,232)	(807,232)
Benefits paid from the pension fund	(308,471)	308,471	-
Benefits paid from the Group	(36,033)	-	(36,033)

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Liabilities assumed in a business combination	$535	$(535)	$-
Exchange differences on foreign plans	(99,404)	110,189	10,785

Balance at December 31, 2016	8,389,884	(4,417,367)	3,972,517

Service cost
Current service cost	278,412	-	278,412
Past service cost and gain on settlements	(68,979)	-	(68,979)
Net interest expense (income)	157,404	(103,741)	53,663
Recognized in profit or loss	366,837	(103,741)	263,096

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	52,124	52,124
Actuarial loss arising from changes in financial assumptions	56,860	-	56,860
Actuarial gain arising from experience adjustments	(315,090)	-	(315,090)

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Actuarial loss arising from changes in demographic assumptions	$762	$-	$762
Recognized in other comprehensive income	(257,468)	52,124	(205,344)

Contributions from the employer	-	(484,790)	(484,790)
Benefits paid from the pension fund	(690,830)	690,830	-
Benefits paid from the Group	(96,575)	-	(96,575)
Exchange differences on foreign plans	198,790	(78,429)	120,361

Balance at December 31, 2017	$7,910,638	$(4,341,373)	$3,569,265

 (Concluded)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2017	$283,060	$(149,034)	$134,026

Service cost
Current service cost	9,393	-	9,393
Past service cost and gain on settlements	(2,328)	-	(2,328)
Net interest expense (income)	5,311	(3,500)	1,811
Recognized in profit or loss	12,376	(3,500)	8,876

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Remeasurement
Return on plan assets (excluding amounts included in net interest)	$-	$1,759	$1,759
Actuarial loss arising from changes in financial assumptions	1,918	-	1,918
Actuarial gain arising from experience adjustments	(10,631)	-	(10,631)
Actuarial loss arising from changes in demographic assumptions	26	-	26
Recognized in other comprehensive income	(8,687)	1,759	(6,928)

Contributions from the employer	-	(16,356)	(16,356)
Benefits paid from the pension fund	(23,307)	23,307	-
Benefits paid from the Group	(3,258)	-	(3,258)
Exchange differences on foreign plans	6,707	(2,646)	4,061

Balance at December 31, 2017	$266,891	$(146,470)	$120,421

(concluded)

5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Cash	$2,232,367	$2,317,764	$78,197
Debt instruments	1,030,384	691,619	23,334
Equity instruments	1,071,777	1,254,109	42,311
Others	82,839	77,881	2,628

Total	$4,417,367	$4,341,373	$146,470

6)	Through the defined benefit plans under the Labor Standards Law, the Company and its subsidiaries in Taiwan are exposed to the following risks:

a)	Investment risk

The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a 2-year time deposit with local banks.

b)	Interest risk

A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk

The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.

7)	The management of ASE Korea is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE Korea is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are invested in the certificates of deposits and debt instruments with well credit rating.

8)	The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2016	2017

Discount rates	0.06%-3.58%	0.06%-3.85%
Expected rates of salary increase	2.00%-4.42%	2.00%-4.42%

Significant actuarial assumptions for the determination of the defined obligation excluding those for executive managers are discount rates and expected rates of salary increase. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(464,647)	$(455,158)	$(15,356)
0.5% lower	$508,862	$461,891	$15,583
Expected rates of salary increase
0.5% higher	$500,051	$453,792	$15,310
0.5% lower	$(452,956)	$(444,493)	$(14,996)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturity analysis of undiscounted pension benefit

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

No later than 1 year	$292,100	$291,152	$9,823
Later than 1 year and not later than 5 years	1,673,549	1,551,496	52,345
Later than 5 years	17,129,585	16,507,747	556,941

	$19,095,234	$18,350,395	$619,109

The Group expected to make contributions of NT$521,324 thousand and NT$272,911 thousand (US$9,208 thousand) to the defined benefit plans in the next year starting from January 1, 2017 and 2018, respectively.

As of December 31, 2016 and 2017, the average duration of the defined benefit obligation excluding those for executive managers of the Group was 8 to 15 years and 8 to 14 years, respectively.